Property & Equipment (Details) - Schedule of property and equipment, net - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Property And Equipment Net Abstract
Equipment	$ 73,415	$ 74,114
Motor vehicles	340,462	371,436
Leasehold Improvement	502,969	30,397
Furniture and fixtures	9,054	8,998
Total cost	925,900	484,945
Less: Accumulated depreciation	284,542	111,837
Total, net	$ 641,358	$ 373,108